RISK MANAGEMENT - Additional Information (Details) $ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2026 CAD ($) $ / bbl	Sep. 30, 2026 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Fair value of derivative financial instruments net	$ 28		$ 10
Percentage of accounts receivable outstanding, less than 60 days	99.00%	99.00%
Target net debt to adjusted EBITDA ratio	1.0
Average crude oil price | $ / bbl	45.00
Fair Value Derivative Financial Instruments
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Average contract financial term	27 months
Foreign Exchange Contracts
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Fair value of derivative financial instruments net	$ (14)
Notional value		$ 673		$ 0
Interest Rate Contracts Or Cross Currency Interest Rate Swaps
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Notional value		$ 0		$ 0
Trade Receivables | Credit risk
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Average expected credit loss rate	0.30%	0.30%	0.30%	0.30%
Trade Receivables | Credit risk | Investment grade counterparties
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Number of days outstanding for accruals, joint operations, trade receivables and net investment in finance leases	60 days	60 days
Trade Receivables | Credit risk | Investment grade counterparties | Minimum
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Percent of accounts receivable held with investment grade counterparties	81.00%	81.00%	81.00%	81.00%